Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

The Fund’s outstanding debt as of December 31, 2023 and 2022 was as follows:

	As of December 31,
	2023				2022
	Total Aggregate				Total Aggregate
	Principal Amount		Principal		Principal Amount		Principal
	Committed/		Amount	Carrying	Committed/		Amount	Carrying
	Outstanding(1)		Outstanding	Value	Outstanding(1)		Outstanding	Value
Revolving Credit Facility	$800,000	(2)	$460,349	$460,325	$625,000	(2)	$—	$—
SG Funding Facility	1,000,000	(3)	250,000	250,000	—		—	—
Total	$1,800,000		$710,349	$710,325	$625,000		$—	$—
(1)	Represents the total aggregate amount committed or outstanding, as applicable, under such instrument. Borrowings under the committed Revolving Credit Facility and SG Funding Facility (each as defined below) are subject to borrowing base and other restrictions.
(2)	Provides for a feature that allows the Fund, under certain circumstances, to increase the size of the Revolving Credit Facility to a maximum of $1,050,000.
(3)	Provides for a feature that allows ASIF Funding I (as defined below), under certain circumstances, to increase the size of the SG Funding Facility to a maximum of $2,000,000.

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
Stated interest expense	$18,879	$—
Credit facility fees	1,652	—
Amortization of debt issuance costs	1,322	—
Total interest and credit facility fees expense	$21,853	$—
Cash paid for interest expense	$19,954	$—
Average stated interest rate	7.16%	—%
Average outstanding balance	$259,901	$—

For the Year Ended December 31, 2023
Stated interest expense	$1,323
Credit facility fees	1,103
Amortization of debt issuance costs	519
Total interest and credit facility fees expense	$2,945
Cash paid for interest expense	$1,655
Average stated interest rate	7.86%
Average outstanding balance	$38,365